Related Parties’ Transactions - Schedule of Related Party Transactions (Details) - USD ($)		3 Months Ended		9 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Shenzhen Feellife [Member]
Revenue generated from related parties
Revenue generated from related parties		$ 11,428		$ 15,677	$ 7,566
Purchase from related parties
Purchase from related parties		947,818	456,756	2,271,778	1,833,502
Service expenses
Service expenses	[1]	522,491	617,803	1,891,259	1,526,746
Cpresso, LLC [Member]
Rental expenses
Rental expenses		$ 113,250	$ 24,000	$ 339,750	$ 72,000

[1]

(i)      On January 1, 2022, PAPA Health entered into a four-year business process outsourcing service agreement (“the Agreement”) with Shenzhen Feellife, pursuant to which Shenzhen Feellife was entitled to provide the business process outsourcing services including but not limited to product technology research and development, marketing, production management, etc. for PAPA Health’s business operation purpose. Pursuant to the Agreement, the service expense is calculated based on the actual salary, social security and other labor cost incurred by the staff arranged by Shenzhen Feellife and confirmed by PAPA Health, and the payment is settled quarterly by PAPA Health.